[Janus Letterhead]
September 30, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”) 1933 Act File No. 033-63212 1940 Act File No. 811-07736
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 56 and Amendment No. 58 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.
The Amendment is being filed for the purpose of establishing a new series of the Registrant: Janus Aspen Protected Series — Growth with the share classes noted below. The following Red Herring prospectuses and statement of additional information (“SAI”) are included in this filing:
•	Janus Aspen Protected Series — Growth — Red Herring Prospectuses (2)
o	Institutional Shares

o	Service Shares
•	Janus Aspen Protected Series — Growth — Red Herring SAIs (2)
o	Institutional Shares

o	Service Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated May 1, 2011 and August 31, 2011, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on January 3, 2012.

Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Patrick Scott, Esq. Donna Brungardt